UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10 (f/k/a Strategic Partners Mutual Funds, Inc.)

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2010

Date of reporting period:	1/31/2010

Item 1. Schedule of Investments
Dryden Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS
Aerospace & Defense — 0.4%
L-3 Communications Holdings, Inc.	6,700	$558,378

Auto Components — 0.8%
Autoliv, Inc.(a)	19,200	821,952
Goodyear Tire & Rubber Co. (The)*	21,600	288,144

		1,110,096

Beverages — 1.3%
Coca-Cola Enterprises, Inc.	41,500	837,885
Constellation Brands, Inc. (Class A Stock)*	60,800	977,664

		1,815,549

Building Products — 0.2%
Masco Corp.(a)	22,500	305,100

Capital Markets — 2.0%
Ameriprise Financial, Inc.	38,300	1,464,592
Investment Technology Group, Inc.*	31,100	637,550
Raymond James Financial, Inc.(a)	28,000	708,680

		2,810,822

Chemicals — 2.9%
Ashland, Inc.	17,700	715,257
Cabot Corp.	17,800	458,884
Celanese Corp. (Class A Stock)	14,600	424,860
Cytec Industries, Inc.	20,600	768,586
Eastman Chemical Co.(a)	16,900	955,357
PPG Industries, Inc.	13,800	809,784

		4,132,728

Commercial Banks — 3.8%
Associated Banc-Corp.	47,200	600,384
Bank of Hawaii Corp.	13,600	618,528
City National Corp.(a)	14,100	696,399
Comerica, Inc.	25,400	876,554
Commerce Bancshares, Inc.	16,900	668,902
M&T Bank Corp.(a)	13,500	995,625
TCF Financial Corp.	44,800	655,872
Wilmington Trust Corp.(a)	20,300	266,336

		5,378,600

Commercial Services & Supplies — 2.8%
Avery Dennison Corp.	23,400	760,734
Brink’s Co. (The)	17,800	416,164
Cintas Corp.	27,200	682,992
HNI Corp.(a)	17,400	435,348
Pitney Bowes, Inc.	39,400	824,248
RR Donnelley & Sons Co.	42,100	834,422

		3,953,908

Communications Equipment — 0.3%
CommScope, Inc.*	17,000	462,570

Computers & Peripherals — 1.4%
Diebold, Inc.(a)	5,100	135,507
Lexmark International, Inc. (Class A Stock)*	32,900	848,491
NCR Corp.*	24,900	298,053
Western Digital Corp.*(a)	16,800	638,232

		1,920,283

Consumer Finance — 1.4%
AmeriCredit Corp.*(a)	26,400	553,608
Discover Financial Services	46,700	638,856
SLM Corp.*	73,300	771,849

		1,964,313

Containers & Packaging — 1.2%
Bemis Co., Inc.	7,600	213,256
Sealed Air Corp.	40,400	801,536
Sonoco Products Co.	22,900	635,704

		1,650,496

Diversified Consumer Services — 0.3%
Service Corp. International	59,700	457,899

Diversified Financial Services — 0.3%
NASDAQ OMX Group, Inc. (The)*	26,700	480,333

Diversified Telecommunication Services — 2.0%
CenturyTel, Inc.	48,491	1,649,179
Frontier Communications Corp.(a)	57,000	433,770
Windstream Corp.(a)	67,800	699,018

		2,781,967

Electric Utilities — 2.7%
Allegheny Energy, Inc.	22,700	475,565
American Electric Power Co., Inc.	21,800	755,370
Edison International	50,000	1,666,000
Great Plains Energy, Inc.	31,600	564,376
NV Energy, Inc.	28,000	322,560

		3,783,871

Electrical Equipment — 1.2%
General Cable Corp.*(a)	19,100	555,810
Hubbell, Inc. (Class B Stock)	13,000	559,780
Thomas & Betts Corp.*(a)	16,100	543,536

		1,659,126

Electronic Equipment & Instruments — 2.8%
Arrow Electronics, Inc.*	28,800	756,576
Avnet, Inc.*	32,200	851,368
Ingram Micro, Inc. (Class A Stock)*	47,000	794,300
Jabil Circuit, Inc.	46,700	676,216
Tech Data Corp.*	15,400	627,550
Vishay Intertechnology, Inc.*	27,200	205,088

		3,911,098

Energy Equipment & Services — 4.9%
BJ Services Co.	31,200	644,904
Ensco International PLC, ADR (United Kingdom)	16,100	628,383
Helix Energy Solutions Group, Inc.*	35,200	373,472
Helmerich & Payne, Inc.	8,900	372,287
Nabors Industries Ltd. (Bermuda)*(a)	43,300	965,590
Oil States International, Inc.*(a)	8,100	298,404
Patterson-UTI Energy, Inc.(a)	30,800	473,088
Pride International, Inc.*(a)	10,000	296,000
Rowan Cos., Inc.*	21,800	468,264
SEACOR Holdings, Inc.*(a)	7,700	540,925
Smith International, Inc.(a)	13,800	418,416
Superior Energy Services, Inc.*	23,600	542,092
Tidewater, Inc.(a)	12,900	603,978
Unit Corp.*	5,900	268,686

		6,894,489

Food & Staples Retailing — 2.0%
Kroger Co. (The)	21,000	450,030
Safeway, Inc.	67,800	1,522,110
SUPERVALU, Inc.	58,100	854,651

		2,826,791

Food Products — 1.4%
Dean Foods Co.*	33,700	594,131
Del Monte Foods Co.	61,300	697,594
Sara Lee Corp.	61,500	746,610

		2,038,335

Gas Utilities — 2.8%
Atmos Energy Corp.(a)	33,300	919,746
Energen Corp.	21,500	944,925
ONEOK, Inc.	13,700	578,003
Questar Corp.	24,600	1,020,408
UGI Corp.	18,500	453,435

		3,916,517

Healthcare Equipment & Supplies — 1.0%
Hill-Rom Holdings, Inc.	26,200	612,294
Kinetic Concepts, Inc.*(a)	19,200	792,768

		1,405,062

Healthcare Providers & Services — 4.4%
Aetna, Inc.	12,700	380,619
CIGNA Corp.	41,000	1,384,570
Community Health Systems, Inc.*	20,400	665,448
Coventry Health Care, Inc.*	32,600	745,888

Health Net, Inc.*	18,800	456,088
Humana, Inc.*	11,600	563,992
LifePoint Hospitals, Inc.*(a)	23,900	716,522
Lincare Holdings, Inc.*(a)	14,400	530,208
Omnicare, Inc.	30,100	752,500

		6,195,835

Healthcare Technology — 0.5%
IMS Health, Inc.	29,800	644,872

Hotels, Restaurants & Leisure — 2.2%
Brinker International, Inc.	33,000	538,560
Carnival Corp. (Panama)*	10,200	339,966
Darden Restaurants, Inc.(a)	17,600	650,496
International Speedway Corp. (Class A Stock)	17,400	447,354
Royal Caribbean Cruises Ltd. (Liberia)*(a)	30,400	793,136
Wyndham Worldwide Corp.	15,300	321,147

		3,090,659

Household Durables — 2.8%
Fortune Brands, Inc.	22,700	943,639
Garmin Ltd. (Cayman Islands)(a)	16,800	542,808
Jarden Corp.	23,500	716,280
Leggett & Platt, Inc.	5,500	100,430
Mohawk Industries, Inc.*	15,200	629,432
Newell Rubbermaid, Inc.(a)	48,100	652,717
Whirlpool Corp.(a)	5,100	383,418

		3,968,724

Independent Power Producers & Energy Traders — 2.0%
AES Corp. (The)*	58,000	732,540
Constellation Energy Group, Inc.	15,900	513,252
Mirant Corp.*	43,500	612,045
NRG Energy, Inc.*	42,700	1,029,497

		2,887,334

Industrial Conglomerates — 1.2%
Carlisle Cos., Inc.	17,700	593,304
Textron, Inc.	52,900	1,033,137

		1,626,441

Insurance — 8.1%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	15,100	675,876
American Financial Group, Inc.	34,200	848,502
Arch Capital Group Ltd. (Bermuda)*	11,200	801,248
Aspen Insurance Holdings Ltd. (Bermuda)	14,100	375,483
AXIS Capital Holdings Ltd. (Bermuda)	21,400	616,320
Cincinnati Financial Corp.	34,300	905,177
Endurance Specialty Holdings Ltd. (Bermuda)	14,000	504,280
First American Corp.	27,700	819,089
Hartford Financial Services Group, Inc. (The)	20,100	482,199
HCC Insurance Holdings, Inc.	27,600	747,960
Lincoln National Corp.	35,000	860,300
PartnerRe Ltd. (Bermuda)	13,500	1,006,965
Protective Life Corp.	39,500	665,575
RenaissanceRe Holdings Ltd. (Bermuda)	6,300	341,334
StanCorp Financial Group, Inc.	21,700	932,666
Unitrin, Inc.	19,100	414,470
Unum Group	24,100	471,637

		11,469,081

IT Services — 2.0%
Affiliated Computer Services, Inc. (Class A Stock)*	5,500	338,360
Computer Sciences Corp.*	27,600	1,415,880
Convergys Corp.*	49,000	524,300
DST Systems, Inc.*	9,300	421,569
Total System Services, Inc.	9,600	137,376

		2,837,485

Machinery — 4.5%
Crane Co.	22,800	695,856
Dover Corp.	7,700	330,176
Eaton Corp.	22,600	1,384,024
Gardner Denver, Inc.	7,700	306,845
Harsco Corp.	5,500	163,680
Oshkosh Corp.	20,100	725,007
SPX Corp.	10,600	577,064
Terex Corp.*(a)	27,300	533,715
Timken Co.	32,400	726,084
Toro Co. (The)	8,500	331,075
Trinity Industries, Inc.	32,900	514,556

		6,288,082

Media — 2.6%
CBS Corp. (Class B Stock)	67,000	866,310
DISH Network Corp. (Class A Stock)	42,800	781,528
Gannett Co., Inc.	35,800	578,170
McGraw-Hill Cos., Inc. (The)	21,900	776,355
Meredith Corp.	20,300	628,894

		3,631,257

Metals & Mining — 2.4%
Allegheny Technologies, Inc.	21,700	886,445
Carpenter Technology Corp.	25,200	675,360
Commercial Metals Co.(a)	36,400	500,136
Reliance Steel & Aluminum Co.	16,100	655,914
Steel Dynamics, Inc.	39,800	604,164

		3,322,019

Multi-Line Retail — 1.5%
JC Penney Co., Inc.	33,000	819,390
Macy’s, Inc.	64,600	1,029,078
Nordstrom, Inc.(a)	6,400	221,056

		2,069,524

Multi-Utilities — 7.2%
Alliant Energy Corp.	14,000	436,800
Ameren Corp.	38,200	976,010
CenterPoint Energy, Inc.	54,900	765,855
CMS Energy Corp.(a)	28,100	426,277
DTE Energy Co.	24,400	1,025,776
MDU Resources Group, Inc.	28,900	636,378
NiSource, Inc.	76,300	1,087,275
OGE Energy Corp.	17,000	615,740
SCANA Corp.	28,100	1,000,641
Sempra Energy	19,500	989,625
TECO Energy, Inc.(a)	19,900	309,843
Vectren Corp.	18,000	419,040
Xcel Energy, Inc.	73,300	1,523,174

		10,212,434

Office Electronics — 0.8%
Xerox Corp.	131,400	1,145,808

Oil, Gas & Consumable Fuels — 4.6%
Arch Coal, Inc.	8,000	168,560
El Paso Corp.	91,000	923,650
Frontier Oil Corp.	33,300	414,918
Frontline Ltd. (Bermuda)(a)	23,900	718,434
Holly Corp.	10,600	276,660
Mariner Energy, Inc.*	10,900	157,505
Murphy Oil Corp.	18,700	955,196
Noble Energy, Inc.	5,800	428,852
Overseas Shipholding Group, Inc.(a)	11,800	526,398
Plains Exploration & Production Co.*	3,057	101,951
Southern Union Co.	30,600	674,424
St. Mary Land & Exploration Co.	10,800	346,032
Talisman Energy, Inc. (Canada)	12,900	213,753
Tesoro Corp.	41,400	517,500

		6,423,833

Paper & Forest Products — 0.9%
International Paper Co.	57,200	1,310,452

Personal Products — 0.3%
Herbalife Ltd. (Cayman Islands)	11,500	446,775

Pharmaceuticals — 1.6%
Endo Pharmaceuticals Holdings, Inc.*(a)	25,800	518,838
Forest Laboratories, Inc.*	39,300	1,164,852

King Pharmaceuticals, Inc.*(a)	49,100	589,691

		2,273,381

Professional Services — 0.6%
Manpower, Inc.	15,300	792,387

Real Estate Investment Trusts — 4.0%
Annaly Capital Management, Inc.	57,800	1,004,564
Brandywine Realty Trust	21,900	245,937
Duke Realty Corp.	56,100	635,052
Hospitality Properties Trust	35,500	785,260
Host Hotels & Resorts, Inc.*	108,649	1,151,679
ProLogis	79,100	996,660
SL Green Realty Corp.(a)	18,100	823,369

		5,642,521

Real Estate Management & Development — 0.9%
Forest City Enterprises, Inc. (Class A Stock)*(a)	49,300	557,583
Jones Lang LaSalle, Inc.	12,600	718,326

		1,275,909

Road & Rail — 0.8%
Con-Way, Inc.(a)	18,800	538,056
Ryder System, Inc.	16,700	607,880

		1,145,936

Specialty Retail — 2.1%
Abercrombie & Fitch Co. (Class A Stock)(a)	8,700	274,398
Foot Locker, Inc.	30,300	342,087
GameStop Corp. (Class A Stock)*(a)	15,100	298,527
Limited Brands, Inc.	30,500	580,110
Penske Auto Group, Inc.*	6,600	92,796
RadioShack Corp.(a)	32,700	638,304
Signet Jewelers Ltd. (Bermuda)*	17,600	481,536
Williams-Sonoma, Inc.	11,100	210,678

		2,918,436

Thrifts & Mortgage Finance — 0.1%
Astoria Financial Corp.	13,100	172,920

Trading Companies & Distributors — 0.7%
GATX Corp.(a)	18,600	487,692
WESCO International, Inc.*(a)	17,800	493,416

		981,108

Wireless Telecommunication Services — 0.8%
NII Holdings, Inc.*	33,600	1,100,064
Telephone & Data Systems, Inc.	2,600	82,030

		1,182,094

TOTAL LONG-TERM INVESTMENTS (cost $145,793,045)		140,173,638

SHORT-TERM INVESTMENT — 19.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $26,833,563; includes $26,202,291 of cash collateral for securities on loan)(b)(c)	26,833,563	26,833,563

TOTAL INVESTMENTS — 118.5% (cost $172,626,608)(d)		167,007,201
Liabilities in excess of other assets — (18.5)%		(26,091,509)

NET ASSETS — 100.0%		$140,915,692

The following abbreviation is used in the portfolio descriptions:
ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $24,371,493; cash collateral of $26,202,291 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(d)	The United States federal income tax basis of the Schedule of Investments was $173,259,012; accordingly, net unrealized depreciation on investments for federal income tax purposes was $6,251,811(gross unrealized appreciation $13,667,172; gross unrealized depreciation $19,918,983). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$140,173,638	$—	$—
Affiliated Money Market Mutual Fund	26,833,563	—	—

	$167,007,201	$—	$—
Other Financial Instuments*	—	—	—

Total	$167,007,201	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of October 31, 2009 and January 31, 2010, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Jennison Equity Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS — 85.4%
Airlines — 0.5%
Jazz Air Income Fund (Canada)	232,400	$925,905

Capital Markets — 3.1%
Goldman Sachs Group, Inc. (The)	17,300	2,572,856
Morgan Stanley	99,300	2,659,254

		5,232,110

Commercial Services & Supplies — 5.1%
IESI-BFC Ltd. (TSE) (Canada)	203,500	3,210,704
IESI-BFC Ltd. (NYSE) (Canada)	149,800	2,372,832
Republic Services, Inc.	67,800	1,816,362
Waste Management, Inc.	38,600	1,237,130

		8,637,028

Communications Equipment — 3.1%
Juniper Networks, Inc.*	130,000	3,227,900
QUALCOMM, Inc.	52,600	2,061,394

		5,289,294

Diversified Financial Services — 2.3%
Bank of America Corp.	42,400	643,632
JPMorgan Chase & Co.	32,800	1,277,232
TCW Energy Partners LLC, 144A (cost $2,000,000; purchased 12/14/07)(c)(d)	100,000	1,919,482

		3,840,346

Diversified Telecommunication Services — 9.4%
Alaska Communications Systems Group, Inc.(a)	191,800	1,563,170
AT&T, Inc.	57,500	1,458,200
CenturyTel, Inc.	67,900	2,309,279
Consolidated Communications Holdings, Inc.	248,200	4,251,666
Otelco, Inc. (One Share of Class A Common Stock and $7.50 Principal amount of 13% senior subordinated notes due 2019), IDS	135,000	1,992,600
Telmex Internacional SAB de CV, ADR (Mexico)	50,800	897,128
Verizon Communications, Inc.	47,600	1,400,392
Windstream Corp.(a)	209,400	2,158,914

		16,031,349

Electric Utilities — 4.8%
Cia Energetica de Minas Gerais, ADR (Brazil)(a)	93,238	1,554,278
CPFL Energia SA (Brazil)	4,000	84,301
CPFL Energia SA, 144A (Brazil)	72,000	1,378,447
EDP — Energias do Brasil SA, 144A (Brazil)	37,900	710,751
Equatorial Energia SA (Brazil)	125,400	1,130,928
Great Plains Energy, Inc.	135,500	2,420,030
Portland General Electric Co.	43,900	856,050

		8,134,785

Food & Staples Retailing — 1.3%
Kroger Co. (The)	99,400	2,130,142

Food Products — 7.6%
B&G Foods, Inc. (Class A Stock)	614,092	5,514,546
Bunge Ltd. (Bermuda)(a)	36,800	2,163,472
ConAgra Foods, Inc.	153,200	3,483,768
Tyson Foods, Inc. (Class A Stock)	124,600	1,721,972

		12,883,758

Gas Utilities — 1.2%
ONEOK, Inc.	49,900	2,105,281

Healthcare Equipment & Supplies — 0.7%
Baxter International, Inc.	20,700	1,192,113

Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.	42,100	2,628,303

Household Products — 1.6%
Kimberly-Clark Corp.	44,600	2,648,794

Independent Power Producers & Energy Traders — 0.9%
Algonquin Power & Utilities Corp. (Canada)(d)	226,600	871,550
Algonquin Power & Utilities Corp., 144A (Canada)(d)	158,800	609,857

		1,481,407

Machinery — 1.4%
New Flyer Industries, Inc. (One Share of Common Stock and $5.53 Principal amount of 14% subordinated notes), IDS (Canada)	247,100	2,345,630

Multi-Utilities — 7.0%
CenterPoint Energy, Inc.	203,200	2,834,640
Centrica PLC (United Kingdom)	291,600	1,251,842
CMS Energy Corp.(a)	83,500	1,266,695
NiSource, Inc.	223,200	3,180,600
NorthWestern Corp.	54,200	1,325,190
Sempra Energy	40,400	2,050,300

		11,909,267

Oil, Gas & Consumable Fuels — 9.2%
ARC Energy Trust, UTS, 144A (Canada)	90,000	1,666,589
Baytex Energy Trust, UTS (Canada)	69,100	1,971,054
Bonavista Energy Trust, UTS (Canada)	163,500	3,536,830
Crescent Point Energy Corp. (Canada)	61,300	2,170,020
Crescent Point Energy Corp., 144A (Canada)	12,200	431,780
NAL Oil & Gas Trust, UTS (Canada)	141,600	1,701,716
Pembina Pipeline Income Fund, UTS (Canada)	103,500	1,679,425
Vermilion Energy Trust, UTS (Canada)	80,300	2,427,212

		15,584,626

Pharmaceuticals — 6.1%
Abbott Laboratories	23,000	1,217,620
Bristol-Myers Squibb Co.	61,000	1,485,960
Johnson & Johnson	21,200	1,332,632
Pfizer, Inc.	216,000	4,030,560
Roche Holding AG, ADR (Switzerland)	54,400	2,282,080

		10,348,852

Real Estate Investment Trusts — 8.1%
Annaly Capital Management, Inc.	178,800	3,107,544
Boston Properties, Inc.	23,700	1,537,419
Chimera Investment Corp.(a)	518,800	2,033,696
Digital Realty Trust, Inc.	26,200	1,257,600
First Potomac Realty Trust	93,200	1,267,520
HCP, Inc.	65,000	1,842,750
MFA Financial, Inc.	361,900	2,663,584

		13,710,113

Semiconductors & Semiconductor Equipment — 3.1%
Intel Corp.	138,200	2,681,080
Xilinx, Inc.	109,500	2,582,010

		5,263,090

Software — 2.3%
Microsoft Corp.	141,500	3,987,470

Tobacco — 4.2%
Altria Group, Inc.	82,700	1,642,422
Lorillard, Inc.	34,500	2,611,650
Philip Morris International, Inc.	65,200	2,967,252

		7,221,324

Transportation Infrastructure — 0.9%
Atlantia SpA (Italy)	60,100	1,501,292

TOTAL COMMON STOCKS (cost $137,023,765)		145,032,279

PREFERRED STOCKS — 8.8%
Diversified Financial Services — 1.0%
Bank of America Corp., Common Equivalent Securities, 10.00%, CVT	114,400	1,727,440

Electric Utilities — 0.9%
Great Plains Energy, Inc., 12.00%, CVT	23,900	1,505,700

Independent Power Producers & Energy Traders — 1.6%
Constellation Energy Group, Inc., Series A, 8.625%	105,539	2,712,352

Leisure Equipment & Products — 1.6%
Callaway Golf Co., Series B, 7.50%, CVT, 144A(d)	22,400	2,738,400

Oil, Gas & Consumable Fuels — 2.2%
Whiting Petroleum Corp., 6.25%, CVT	21,700	3,732,400

Pharmaceuticals — 1.5%
Mylan, Inc., 6.50%	2,500	2,474,225

TOTAL PREFERRED STOCKS (cost $11,937,384)		14,890,517

				Principal
	Interest	Maturity	Moody’s	Amount
	Rate	Date	Ratings†	(000)#

CONVERTIBLE BONDS — 3.0%
Capital Markets — 1.5%
Morgan Stanley PERQS 144A (United Kingdom)(d)	5.50%,	08/30/10	NR	$11,390	2,609,334

Wireless Telecommunication Services — 1.5%
SBA Communications Corp., 144A(d)	4.00%,	10/01/14	NR	2,000	2,550,000

TOTAL CONVERTIBLE BONDS (cost $4,499,995)					5,159,334

TOTAL LONG-TERM INVESTMENTS (cost $153,461,144)					165,082,130

	Shares

SHORT-TERM INVESTMENT — 7.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $12,928,716; includes $6,415,836 of cash collateral for securities on loan)(b)(e)	12,928,716	12,928,716

TOTAL INVESTMENTS(f) — 104.8% (cost $166,389,860)(g)		178,010,846
Liabilities in excess of other assets — (4.8)%		(8,080,437)

NET ASSETS — 100.0%		$169,930,409

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVT	Convertible Security

IDS	Income Depositary Receipt

NR	Not Rated by Moody’s or Standard & Poor’s

NYSE	New York Stock Exchange

PERQS	Performance Equity-Linked Redemption Quarterly-Pay Securities

TSE	Toronto Stock Exchange

UTS	Unit Trust Security

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of January 31, 2010. Rating of certain bonds may have changed subsequently to that date.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $6,127,842; cash collateral of $6,415,836 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such security is $2,000,000. The aggregate value of $1,919,482 is approximately 1.1% of net assets.

(d)	Indicates a security that has been deemed illiquid.

(e)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(f)	As of January 31, 2010, 3 securities representing $4,672,616 and 2.7% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(g)	The United States federal income tax basis of the Schedule of Investments was $166,539,891; accordingly, net unrealized appreciation on investments for federal income tax purposes was $11,470,955 (gross unrealized appreciation $18,970,546; gross unrealized depreciation $7,499,591). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$140,359,663	$2,753,134	$1,919,482
Preferred Stocks	14,890,517	—	—
Convertible Bonds	—	5,159,334	—
Affiliated Money Market Mutual Fund	12,928,716	—	—

	$168,178,896	$7,912,468	$1,919,482

Other Financial Instruments*	—	—	—

Total	$168,178,896	$7,912,468	$1,919,482

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stock
Balance as of 10/31/09	$2,278,699
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(359,217)
Net purchases (sales)
Transfers in and/or out of Level 3	—

Balance as of 1/31/10	$1,919,482

Notes to Schedules of Investments (Unaudited)
Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.
Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).
Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.
The Funds may hold up to 15% of their respective net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.
Investments in mutual funds (other than ETF’s, which are valued as exchange traded securities), are valued at the closing net asset value per share of each underlying fund as reported on each business day.
Short-term debt securities of sufficient credit quality, which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.
Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures
(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits
     Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Prudential Investment Portfolios, Inc. 10 (f/k/a Strategic Partners Mutual Funds, Inc.)

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 29, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 29, 2010

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 29, 2010

*	Print the name and title of each signing officer under his or her signature.